TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ 808	$ 1,300	$ 2,249
Deferred	(15)	(14,883)	(3,672)
Domestic	325	(14,472)	610
Foreign	468	889	(2,033)
Tax benefit	$ 793	$ (13,583)	$ (1,423)